Accrued Officer and Director Compensation (Tables)	9 Months Ended
Mar. 31, 2020
Accrued Officer And Director Compensation
Schedule of Accrued Officer and Director Compensation

Accrued officer and director compensation is due to Wayne Anderson, the sole officer and director of the Company, and consists of:

	03/31/2020	06/30/2019	06/30/2018
	(Unaudited)
Pursuant to January 26, 2018 Board of Directors Service Agreement	$99,803	$39,803	$-
Total	$99,803	$39,803	$-

Schedule of Changes in Accrued Officer and Director Compensation

For the nine months ended March 31, 2020 and years ended June 30, 2019 and 2018, the balance of accrued officer and director compensation changed as follows:

	Pursuant to Employment Agreements	Pursuant to Board of Directors Services Agreements	Total

Balance, June 30, 2017	$-	$-	$-
Officer’s/director’s compensation for the year ended June 30, 2018 (including stock-based compensation of $20,000)	-	40,000	40,000
Cash compensation to director	-	(6,700)	(6,700)
Balance, June 30, 2018	-	33,300	33,300
Officer’s/director’s compensation for year ended June 30, 2019 (including stock-based compensation of $40,000)	-	80,000	80,000
Balance June 30, 2019	-	113,300	113,300
Officer’s/director’s compensation for the three months ended September 30, 2019 (including stock-based compensation of $10,000)	-	20,000	20,000
Balances at September 30, 2019 (Unaudited)	-	133,300	133,300
Officer’s/director’s compensation for the three months ended December 31, 2019 (including stock-based compensation of $10,000)	-	20,000	20,000
Balances at December 31, 2019 (Unaudited)	-	153,300	153,300
Officer’s/director’s compensation for the three months ended March 31, 2020 (including stock-based compensation of $10,000)	-	20,000	20,000
Balances at March 31, 2020 (Unaudited)	$-	$173,300	$173,300